DEFERRED TAX ASSETS/ LIABILITIES	12 Months Ended
Dec. 31, 2022
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31,
	2021	2022
	SGD’000	SGD’000
Deferred tax assets	163	66
Deferred tax liabilities	(151)	-
	12	66

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2020	(137)	6	190	59
Recognized in statements of income	(56)	(1)	(27)	(84)
As of December 31, 2020	(193)	5	163	(25)
Recognized in statements of income	37	-	-	37
As of December 31, 2021	(156)	5	163	12
Recognized in statements of income	192	-	(138)	54
As of December 31, 2022	36	5	25	66